SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 007 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Liability to participant	$ 0	$ 0
Average life of expected maturity	97 days	99 days
Average weighted final maturity	14 days	9 days
Securities Denominated In United States Dollars
EBP, Accounting Policy [Line Items]
Collateral as percentage of market value of loaned securities	102.00%	102.00%
Securities Not Denominated In United States Dollars
EBP, Accounting Policy [Line Items]
Collateral as percentage of market value of loaned securities	107.00%	105.00%